Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 2,667,508	$ 3,525,454	$ 4,097,403
Operating costs and expenses:
Lease operating expenses	2,764,958	2,950,869	2,953,254
Depreciation, depletion and amortization	665,187	702,217	1,139,723
General and administrative expenses	5,170,103	3,368,029	4,602,656
Total operating costs and expenses	8,600,248	7,021,115	8,695,633
Loss from operations	(5,932,740)	(3,495,661)	(4,598,230)
Other income (expense):
Change in fair value of warrant liability	(96,709)	907,424	2,878,660
Foreign currency exchange gain/(loss)	(116,107)	136,788	(130,684)
Allowance on other receivable	(58,070)	(59,604)
Issuance loss of warrants			(133,325)
Issuance costs allocated to warrant liability			(465,577)
Other (expense) , net	(139,915)	(131,631)	(673,436)
Total other (expenses) income, net	(410,801)	852,977	1,475,638
Loss before income tax	(6,343,541)	(2,642,684)	(3,122,592)
Income tax provision
Net loss	(6,343,541)	(2,642,684)	(3,122,592)
Comprehensive loss:
Net loss	(6,343,541)	(2,642,684)	(3,122,592)
Actuarial gain for post-employment benefits	4,715	8,543	59,243
Total comprehensive loss	$ (6,338,826)	$ (2,634,141)	$ (3,063,349)
Loss per ordinary share
Basic	$ (0.55)	$ (0.26)	$ (0.35)
Diluted	$ (0.55)	$ (0.26)	$ (0.35)
Weighted average ordinary shares outstanding*
Basic	11,498,096	10,142,694	8,888,421
Diluted	11,498,096	10,142,694	8,888,421